Filed with the Securities and Exchange Commission on June 25, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 269	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 271	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 30, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 269 to the Registration Statement of Advisors Series Trust is being filed to update annual financial information and other related financial information for its series: the American Trust Allegiance Fund and the American Trust Energy Alternatives Fund.

The American Trust
Allegiance Fund

Prospectus

Investor Class Shares

June 30, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

THE AMERICAN TRUST ALLEGIANCE FUND
A series of Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
Trading Symbol: ATAFX

The American Trust Allegiance Fund (the “Fund”) is a diversified, no-load mutual fund that invests in stocks that it expects will appreciate in value over time, while following a socially responsible investment policy .

American Trust Investment Advisors, LLC (the “Advisor”) is the investment advisor to the Fund and is located at One Court Street, Lebanon, New Hampshire 03766-1358.  The Fund is a series of Advisors Series Trust (the “Trust”).  With the exception of the American Trust Energy Alternatives Fund whose shares are sold under a separate prospectus, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series. This Prospectus discusses Investor Class shares of the Fund.

Risk/Return Summary	3
Fund Performance	5
Fees and Expenses	6
Investment Objective, Principal Investment Strategies and Related Risks	7
Portfolio Holdings Information	10
Management of the Fund	10
Shareholder Information	11
How to Purchase Shares of the Fund	12
How to Redeem Your Shares	16
Tools to Combat Frequent Transactions	18
Distributions and Taxes	19
Financial Highlights	22

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference.

The date of this Prospectus is June 30, 2008.

Please find the Fund’s Privacy Notice inside the back cover
of this Prospectus.

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Risk/Return Summary

What is the Fund’s Investment Objective?

The Fund seeks capital appreciation.

How does the Fund Seek to Achieve its Investment Objective?

The Advisor selects stocks for the Fund’s portfolio that it expects will appreciate in value over the long term.  The Advisor uses a “bottom up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market.  It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet.  The Advisor purchases the securities of a company with the intention of holding them for a minimum of three years, subject to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company’s valuation or competitive position.  Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better.  Normally, the companies in which the Fund invests represent the eight major economic or market sectors: consumer discretion, consumer staples, energy, financial services, technology, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries.  While the Fund may invest in a company that conducts operations in one of these areas, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company.  The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund’s portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio.  A small-capitalization stock is considered to be one which has a market capitalization of less than $1 billion at the time of investment; a mid-capitalization stock is considered to be one which has a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock is considered to be one which has a market capitalization of more than $10 billion at the time of investment.  The Fund may also invest from time to time in shares of other investment companies, such as money market funds and exchange-traded funds.

What are the Principal Risks of Investing in the Fund?

There is no assurance that the Fund’s investment objective will be achieved.  Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.  By itself, the Fund is not a complete, balanced investment plan, and the risk exists that you could lose money on your investment in the Fund.  A summary of the principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return is discussed below.  A more detailed description of these risks can be found in the section titled, “Investment Objective, Principal Investment Strategies and Related Risks.”

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•	Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies, as well as, the Advisor’s research, analysis and determination of portfolio securities.

•
Socially Responsible Investing Policy Risk. The Fund’s portfolio is subject to social investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

•
Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•	Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger capitalization stocks.

•
Foreign Securities Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Want exposure to investments in companies that promote social responsibility;
•	Are pursuing a long-term goal such as retirement; and
•	Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

The Fund may not be appropriate for investors who:

•	Need regular income or stability of principal; or
•	Are pursuing a short-term goal.

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Fund Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s total return has varied from year to year.  The table illustrates the Fund’s average annual total return over time compared with a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns as of December 31*

* The Fund’s year-to-date total return as of March 31, 2008 was -7.64%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 31.09% for the quarter ended December 31, 1999, and the lowest quarterly return was -23.03% for the quarter ended March 31, 2001.

Average Annual Total Returns
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years	Since Inception (1)
American Trust Allegiance Fund
Return Before Taxes	11.51%	11.97%	5.78%	7.52%
Return After Taxes on Distributions (2)	11.50%	11.97%	5.62%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares (2)	7.50%	10.48%	5.01%	6.61%
S&P 500® Index (3) (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%	7.36%

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_________________
(1)	The inception date of the Fund was March 11, 1997.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(3)
The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

Fees and Expenses

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.  There are two types of expenses involved: shareholder transaction fees (such as redemption fees) and annual fund operating expenses (such as management fees).

Shareholder Fees(1) (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.95%
Other Expenses	0.92%
Acquired Fund Fees and Expenses (“AFFE”)(2)	0.04%
Total Annual Fund Operating Expenses	1.91%
Less: Fee Waivers/Expense Reimbursements (3)	-0.42%
Net Annual Fund Operating Expenses	1.49%
_________________
(1)	Shareholders will be charged a fee by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) for outgoing wire transfers, returned checks and stop payment orders.
(2)
AFFE are indirect fees that the Fund incurs from investing in the shares of other mutual funds (“Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The Total Annual Fund Operating Expenses for the Fund does not correlate to the Ratio of Expenses to Average Net Assets provided in the Fund’s financial statements.  The Fund’s financial statements reflect the operating expenses of the Fund and do not include AFFE.  Without AFFE, the Net Annual Fund Operating Expenses for the Fund would have been 1.45%.

(3)
The Advisor has contractually agreed to waive its fees and/or absorb Fund expenses, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.45% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and may be terminated only by the Trust’s Board of Trustees (the “Board” or “Trustees”).  The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund.  The Advisor is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

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Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that these expenses will remain the same over the time periods shown.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same as limited by the Expense Cap described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$152	$471	$813	$1,779

Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective

The Fund seeks capital appreciation.  Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objective can be achieved.

Principal Investment Strategies

The Advisor selects stocks for the Fund’s portfolio that it expects will appreciate in value over the long term.  The Advisor uses a “bottom up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market.  It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet.  The Advisor purchases the securities of a company with the intention of holding them for a minimum of three years, subject to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company’s valuation or competitive position.  Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better.  Normally, the companies in which the Fund invests represent the eight major economic or market sectors: consumer discretion, consumer staples, energy, financial services, technology, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries.  While the Fund may invest in a company that conducts operations in one of these areas, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company.  The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund’s portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio.  A small-capitalization stock is considered to be one which has a market capitalization of less than $1 billion at the time of investment; a mid capitalization stock is considered to be one which has a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock is considered to be one which has a market capitalization of more than $10 billion at the time of investment.

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The Fund’s portfolio turnover rate may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets or individual issues or circumstances warrant such action.  Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate (100% or more) in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  The Fund’s annual portfolio turnover rate is noted in the Financial Highlights section of this Prospectus.

Other Securities the Fund might Purchase

Under normal market conditions, the Fund will invest at least 85% of its total assets in common stocks.  The Fund may also invest from time to time in the shares of other investment companies, such as exchange-traded funds and money market funds, and in exchange-traded notes.  If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

If the Fund takes a defensive posture, the Fund may not reach its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.  To the extent the Fund invests in shares of another investment company, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks of Investing in the Fund

There is no assurance that the Fund’s objective will be achieved.  Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.  By itself, the Fund is not a complete, balanced investment plan, and the risk exists that you could lose money on your investment in the Fund.  A detailed description of the principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return is discussed below.

Market Risk.  The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

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Socially Responsible Investing Policy Risk. The Fund’s portfolio is subject to social investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

Exchange-Traded Funds (“ETFs”) Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of advisory fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Exchange-Traded Notes (“ETNs”) Risk.  ETNs are notes representing unsecured debt of the issuer.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Equity Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Foreign Securities Risk.  The Fund may invest in foreign securities, which may be subject to special risks. The Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

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Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Small- and Medium-Sized Company Risk.  Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share prices changes than larger, more established companies.  Securities of these types of companies may have limited market liquidity, and their prices may be more volatile.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.allegiancefund.com within five to ten business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting American Trust Allegiance Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, on the Fund’s website at www.allegiancefund.com, by calling 1-800-385-7003 and on the SEC’s website at www.sec.gov.

Management of the Fund

Investment Advisor

The Fund’s investment advisor, American Trust Investment Advisors, LLC, One Court Street, Lebanon, New Hampshire 03766, is dedicated primarily to providing investment management and marketing services to the Fund.  The Advisor and its holding company, American Trust Company, provide investment management services to individual and institutional accounts with an aggregate value in excess of $133.3 million as of May 31, 2008.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended February 29, 2008, the Advisor received advisory fees of 0.53% of the Fund’s average daily net assets, net of waiver.

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A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory agreement is included in the Fund’s Annual Report dated February 29, 2008.

Portfolio Managers

Paul H. Collins and Carey Callaghan are principally responsible for the management of the Fund’s portfolio and serve as co-portfolio managers.  Mr. Collins has been active in the investment field professionally for over 30 years.  Mr. Collins is President of the Advisor and its holding company and has been managing portfolios of the clients of the holding company since its founding in 1991.  Mr. Collins has been a portfolio manager of the Fund since its inception.  Mr. Callaghan has held the position of Chief Investment Officer at American Trust Company since September 2006.   Prior to joining the Advisor in August 2006, Mr. Callaghan served as both a Senior Research Analyst and a Director of Research in the Investment Research Division of Goldman Sachs from 1995 to 2006.  He graduated from Dartmouth College in 1983 with a major in economics and environmental studies and received an M.B.A. in 1988 from Columbia University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.45% of average daily net assets.  If the Advisor requests, any waiver of advisory fees or reimbursement of expenses made by the Advisor may be recouped from the Fund in subsequent fiscal years.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the limitation on Fund expenses.  The Advisor is permitted to recoup waived fees and/or expense reimbursements made in the prior three fiscal years from the date the fee waivers and/or expense reimbursements were made.  Any such recoupment must be approved by the Board.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

Shareholder Information

Share Price

Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV per share may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV per share will not be calculated on days when the NYSE is closed for trading.

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Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

How to Purchase Shares of the Fund

There are several ways to purchase shares of the Fund. An account application, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “The American Trust Allegiance Fund.”

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The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-800-385-7003.

Exchanges between mutual funds advised by the Advisor are not allowed.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-385-7003 if you need assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “The American Trust Allegiance Fund”) to:

Regular Mail	Overnight Delivery
The American Trust Allegiance Fund	The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

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You may Wire Money to the Fund

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:        The American Trust Allegiance Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund, nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire payment in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-800-385-7003.  Your bank may charge you a fee for sending a wire payment to the Fund.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together, “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Minimum Investments

The minimum initial investment in the Fund is $2,500.  The minimum subsequent investment is $250.  However, if you are investing in an IRAs, or you are starting an Automatic Investment
Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.

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Subsequent Investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-800-385-7003.

When is Money Invested in the Fund?

If received by an authorized agent or Transfer Agent before 4:00 p.m., Eastern time, any money received for investment in the Fund, whether sent by check or by wire, is invested at the net asset value per share of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account).  The net asset value per share is calculated at the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time.  A check or wire received after the NYSE closes is invested as of the next calculation of the Fund’s net asset value per share.

What is the Price of the Fund?

The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Retirement Plans

You may obtain prototype IRA plans from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan

You may make regular monthly investments in the Fund using the Automatic Investment Plan (“AIP”). In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share. There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent five days prior to the date of the next AIP transfer.  Once the initial minimum investment of $1,000 is made, the minimum monthly investment amount is $100.  A request to change bank information will require a signature guarantee.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  To establish the AIP, an investor must complete the appropriate sections of the account application form.  For additional information on the AIP, please call the Transfer Agent at 1-800-385-7003.

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How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their next calculated NAV per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding tax.  IRA redemption requests must be made in writing.

Redemptions in Writing

You may redeem up to $100,000 of your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Regular Mail	Overnight Delivery
The American Trust Allegiance Fund	The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Redemptions by Telephone

If you complete the Redemption by Telephone portion of the Fund’s account application, you may redeem shares on any business day the NYSE is open by calling the Transfer Agent at 1-800-385-7003 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in your bank account in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds as requested.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account; or
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not a signature guarantor.

When are Redemption Payments Made?

No redemption request will be processed until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-800-385-7003 for further information concerning documentation required for redemption of Fund shares.

Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received. Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

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If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days.  This delay can be avoided or reduced by investing by wire or ACH to make your purchase.

Systematic Withdrawals

The Fund offers a Systematic Withdrawal Plan (“SWP”) whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start this SWP, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $50.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

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In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Share Price.”

Other Information about Redemptions

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at any other time during any year.

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All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

Taxes

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.  Distributions designated as capital gain dividends are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December but made in January are taxable as if received the prior December.

If you sell shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Service Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

For a share outstanding throughout the year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2/29/08	2/28/07	2/28/06	2/28/05	2/29/04

Net asset value, beginning of year	$18.62	$17.37	$16.04	$14.79	$10.94

Income from investment operations:
Net investment income/(loss)	0.14	0.02	0.01	0.01	(0.04)
Net realized and unrealized gain
on investments	0.23	1.24	1.33	1.24	3.89
Total from investment operations	0.37	1.26	1.34	1.25	3.85

Less distributions:
From net investment income	(0.02)	(0.01)	(0.01)	—	—
Total distributions	(0.02)	(0.01)	(0.01)	—	—

Net asset value, end of year	$18.97	$18.62	$17.37	$16.04	$14.79

Total return	1.97%	7.25%	8.36%	8.45%	35.19%

Ratios/supplemental data:
Net assets, end of year (thousands)	$20,532	$20,707	$21,888	$23,556	$23,047

Ratio of expenses to average net assets:
Before expense reimbursement	1.87%	1.90%	1.85%	1.84%	1.79%
After expense reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.27%	(0.36)%	(0.33)%	(0.33)%	(0.62)%
After expense reimbursement	0.69%	0.09%	0.07%	0.06%	(0.28)%

Portfolio turnover rate	59.19%	79.89%	27.09%	35.39%	108.15%

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Investment Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, New Hampshire 03766

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-385-7003

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and request third parties to treat your non-public information with the same degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

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The American Trust Allegiance Fund,
a series of Advisors Series Trust

For More Information

The Statement of Additional Information (“SAI”) for the Fund includes additional information about the Fund, which is incorporated by reference into this Prospectus.

The Fund’s Annual and Semi-Annual Reports to shareholders (the “Shareholder Reports”) contain additional information about the Fund’s investments.  The Annual Report includes a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year.

The SAI and shareholder reports are available free of charge upon request or on the Fund’s website at www.allegiancefund.com. To request them or other information, or to ask any questions, please call or write:

1-800-385-7003

The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

The SAI and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Call (202) 551-8090 for information about the Room’s operations.

Reports and other Fund information are also available on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, for duplicating fees, by writing to the SEC’s Public Reference Room at SEC Public Reference Section, Washington, D.C. 20549-0104 or by electronic request to the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

25

THE AMERICAN TRUST ALLEGIANCE FUND
A Series of Advisors Series Trust

Statement of Additional Information

Dated June 30, 2008

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated June 30, 2008, as may be revised from time to time (the “Prospectus”), of the American Trust Allegiance Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  American Trust Investment Advisors, LLC (the “Advisor”) is the investment advisor to the Fund.  A copy of the Prospectus may be obtained from the Fund at 615 East Michigan Street, Milwaukee, Wisconsin 53202, on the Fund’s website at http://www.allegiancefund.com or by calling 1-800-385-7003.

The Fund’s financial statements for the fiscal year ended February 29, 2008, are incorporated herein by reference to the Fund’s Annual Report dated February 29, 2008.  A copy of the Annual Report may be obtained without charge on the Fund’s website at http://www.allegiancefund.com or by calling or writing the Fund as shown above.

The Trust	2
Investment Objective and Policies	2
Management	12
Investment Advisor and Other Services	17
Portfolio Transactions and Brokerage	22
Revenue Sharing Arrangement	23
Portfolio Turnover	23
Determination of Net Asset Value	24
Portfolio Holdings Information	25
Purchase and Redemption of Fund Shares	26
Tax Matters	29
Dividends and Distributions	32
Anti-Money Laundering Program	33
Proxy Voting Policy	33
General Information	34
Financial Statements	35
Appendix	36

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The Fund commenced operations on March 11, 1997.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to seek capital appreciation.  The Fund’s investment objective is fundamental, which means it can only be changed with shareholder approval.

There is no assurance that the Fund will achieve its investment objective.  The discussion below supplements information contained in the Fund’s Prospectus as to investment policies of the Fund.

Diversification

The Fund is diversified.  This means, among other things, that as to 75% of a Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund’s qualifying as a diversified mutual fund under applicable federal securities laws.

2

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities

The Fund may invest in common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. The Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

3

Convertible Securities. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants.  The Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.  An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small-Capitalization Companies

The Fund may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”).  Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions.  Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

4

Investments in small or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Medium- Capitalization Companies

The medium-capitalization companies (“mid-cap companies”) in which the Fund may invest ($1 - $10 billion) may be more vulnerable to adverse business or economic events than larger companies.  Historically, stocks of mid-cap companies have been more volatile than stocks of larger companies and may be considered to be more speculative than investments in larger companies.  Thus, securities of mid-cap companies present greater risks than securities of larger, more established companies.  You should consider that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Foreign Securities

The Fund may invest in securities of non-U.S. issuers (“foreign securities”) that are publicly traded in the United States.  The Fund may also invest up to 5% of its total assets in depositary receipts.

Depositary Receipts. Depositary Receipts (“DRs”) include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

•
Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain non-U.S. countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many non-U.S. countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

5

•
Currency Fluctuations.  The Fund will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

•
Legal and Regulatory Matters.  Certain non-U.S. countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

•
Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in non-U.S. companies and countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Short-Term, Temporary, and Cash Investments

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Securities” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

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Government Obligations

The Fund may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Investment Company Securities

The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), in pursuit of its investment objective.  For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions.  The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Exchange-Traded Funds.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  Like other investment companies, ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.  An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

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As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Exchange-Traded Notes

The Fund may also invest in shares of exchange-traded notes (“ETNs”).  ETNs are a type of unsecured, unsubordinated debt security that combines certain aspects of bonds and ETFs.  Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours.  However, ETNs are not investment companies and investors can also hold the ETN until maturity.  At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor.  ETN returns are based upon the performance of a market index minus applicable fees.  ETNs do not make periodic coupon payments and provide no principal protection.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity.  The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.  In recent years, the Internal Revenue Service has issued several private letter rulings in which ETNs that track commodity indices were treated as generating qualifying income for purposes of the annual gross income test applicable to regulated investment companies under Section 851(b)(2) of the Internal Revenue Code of 1986, as amended (the “Code”).  Private letter rulings do not constitute legal precedent and cannot be relied upon by taxpayers other than those who receive the ruling.  The commodity-linked ETNs that were determined to generate qualifying income in these private letter rulings each satisfied the requirements under the Commodities Exchange Act for treatment of a hybrid instrument as predominantly a security.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs.  REITs are companies that develop, own or finance real estate.  Most REITs specialize in commercial property like apartments, offices, malls, clinics and warehouses.  Some REITs specialize in a city or region.  Some REITs finance real estate transactions by making loans or buying mortgages.

9

A REIT is a corporation or a business trust that would otherwise be taxed as a corporation.  REITs are often divided into three categories: equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings.  Rental income is the main source of income for equity REITs.  An equity REIT may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans.  A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Risks Relating to REITs.  REITs may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders.  The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

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Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 5% of the value of its total assets at the time of such borrowings.

Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund’s position in any single issuer may not represent more than 10% of such issuer’s voting securities.  The Fund’s investment objective is also fundamental.

In addition, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

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6.	Purchase or sell commodities or commodity futures contracts;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law; or

2.
Invest in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Advisor.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

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Independent Trustees(1)
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
Walter E. Auch (age 87, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	2	Director, Sound Surgical Technologies, LLC; Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).

James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); Trustee, Arena Pharmaceuticals.

Donald E. O’Connor (age 72, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, The Forward Funds (16 portfolios).

George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

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Officers
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 61, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Senior Vice President, Investment Company Administration, LLC (May 1997 to July 2001).

Jeanine M. Bajczyk, Esq. (age 43, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund and the American Trust Energy Alternatives Fund (offered in a separate prospectus).  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation

Effective January 1, 2008, the Independent Trustees receive an annual trustee fee of $44,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

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Name of Independent Trustee	Aggregate Compensation from the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to Trustees[2]
Walter E. Auch	$1,321	None	None	$1,321
James Clayburn LaForce	$1,327	None	None	$1,327
Donald E. O’Connor	$1,387	None	None	$1,387
George J. Rebhan	$1,368	None	None	$1,368
George T. Wofford	$1,336	None	None	$1,336

[1]	For the fiscal year ended February 29, 2008.
[2]	There are currently numerous different portfolios comprising the Trust. For the fiscal year ended February 29, 2008, aggregate Trustees’ fees and expenses for the Trust were $181,015.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (“QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s fiscal year ended February 29, 2008 with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  During the fiscal year ended February 29, 2008, the Nominating Committee met twice with respect to the Fund.  The Nominating Committee is comprised of Messrs. Auch, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  The QLCC did not meet during the Fund’s fiscal year ended February 29, 2008 with respect to the Fund.

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The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.  The Valuation Committee meets as needed.  The Valuation Committee did not meet during the Fund’s fiscal year ended February 29, 2008 with respect to the Fund.

Board Interest in the Fund

 As of December 31, 2007, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or any affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

The following table states the dollar range of equity securities of the Fund beneficially owned by the Trustees as of December 31, 2007:

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Walter E. Auch, Independent Trustee	None	None
James Clayburn LaForce, Independent Trustee	None	None
Donald E. O’Connor, Independent Trustee	None	None
George J. Rebhan, Independent Trustee	None	None
George T. Wofford III, Independent Trustee	$1 - $10,000	$1 - $10,000

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  As of May 31, 2008, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

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Control Persons of the American Trust Allegiance Fund

Name and Address	Number of Shares	% Ownership	Type of Ownership
American Trust Company William N. Lane Trust FBO Carolina Casperson & American Trust TR One Court Street Lebanon, NH 03766-1323	214,585.319	19.65%	Record

National Financial Services Corp. For the exclusive benefit of its customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	61,789.654	5.66%	Record

Management Ownership Information.   As of May 31, 2008, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISOR AND OTHER SERVICES

Investment Advisor

Subject to the supervision of the Board of Trustees, investment management and related services are provided by American Trust Investment Advisors, LLC (the “Advisor”), One Court Street, Lebanon, New Hampshire 03766, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  The Advisor is wholly owned by its parent company, American Trust Company, a financial services holding company.  Mr. Paul H. Collins is a control person of American Trust Company due to his greater than 75% ownership of the company.

Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund’s and Trust’s governing documents, including, without limitation, the Trust’s Declaration of Trust and Amended and Restated By-Laws; the Fund’s Prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor.  In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

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Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund’s assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust’s Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund’s securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust’s Board of Trustees such periodic and special reports as the Board may reasonably request.  The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement.  Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust’s Board of Trustees may desire and reasonably request.  With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund’s Prospectus, Statement of Additional Information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

As compensation for the Advisor’s services, the Fund pays it an advisory fee at the rate specified in the Prospectus. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust’s Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, Prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limit set forth in the Fees and Expenses table of the Prospectus.  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Advisor from the Fund, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only fee reductions and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board of Trustees’ subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

During the fiscal years indicated below, the Advisor earned the following amounts in advisory fees.  During these periods, the Advisor agreed to limit total Fund operating expenses to 1.45% of average daily net assets annually.  As a result, the Advisor waived some of its fees during these periods.

	Advisory Fees Paid During Fiscal Years Ended
	2/29/2008	2/28/2007	2/28/2006
Fees Accrued	$206,492	$197,443	$210,776
Advisory Fees Waived by Advisor	$91,636	$94,411	$88,350
Total Advisory Fees Paid to Advisor	$114,856	$103,032	$122,426

After the initial two years, the Advisory Agreement will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days’ written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Trust.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Portfolio Managers

Mr. Paul H. Collins and Mr. Carey Callaghan are the portfolio managers responsible for the day-to-day management of the Fund.  The following tables show the number of other accounts managed by Mr. Collins and Mr. Callaghan as of February 29, 2008, and the total assets in the accounts managed within various categories.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Paul H. Collins	0	$0	0	$0	130	$110 million
Carey Callaghan	0	$0	0	$0	130	$110 million

Material Conflict of Interest.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, Mr. Collins and Mr. Callaghan will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Collins and Mr. Callaghan.  In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.  Many of the same stocks are held in the Fund and American Trust Company’s client portfolios.  Execution priority on block trades for clients versus the Fund are generally alternated.

Compensation. Mr. Collins’ and Mr. Callaghan’s compensation is made up of a salary, bonus and retirement plan.  There are no performance-based compensation formulas.  Compensation is dependent on the overall level of profitability of the Advisor and American Trust Company.

Securities Owned in the Fund by Portfolio Managers.  As of December 31, 2007, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Carey Callaghan	None	None
Paul H. Collins	$500,001 to $1,000,000	$500,001 to $1,000,000

Service Providers

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the fiscal years indicated below, the Fund paid the Administrator the following in fees.

Administration Fees Paid During Fiscal Years Ended
	2/29/2008	2/28/2007	2/28/2006
U.S. Bancorp Fund Services, LLC	$43,542	$41,566	$44,373

Custodian and Transfer Agent

U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund.  The Administrator also acts as the Fund’s accountant and transfer and dividend disbursing agent.  The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.  Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, is counsel to the Fund and provides counsel on legal matters relating to the Fund.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.

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The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement was re-approved for a one-year period on December 12, 2007.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Board.  The Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable price.  In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis.  The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Advisor and the Board may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by the Advisory Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Fund.  The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either.  Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.  The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.

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On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

Brokerage commissions were paid during the fiscal years indicated below in the following amounts.

Aggregate Brokerage Commissions Paid During Fiscal Years Ended
2/29/2008	2/28/2007	2/28/2006
$22,658	$38,997	$14,396

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to the service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus. As of February 29, 2008, the Advisor did not have any revenue sharing arrangements for the Fund.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”

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The following table illustrates the portfolio turnover rate for the past two fiscal years.

Portfolio Turnover During Fiscal Years Ended
2/29/2008	2/28/2007
59.19%	79.89%

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day.  The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.  However, the net asset value of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Asset Value	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the “bid” and “asked” prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the “bid” and “asked” prices.  Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.allegiancefund.com within five to ten business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the SEC.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

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▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Fund’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Fund.  No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time.  Orders received after that time will be purchased at the next-determined net asset value.

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The public offering price of Fund shares is the net asset value per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”).  If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price.  Orders paid by check and received after 4:00 p.m., Eastern Time, will be processed on the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares by federal wire or via the Automated Clearing House to avoid any delay in redemption or transfer.  Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 days after the purchase date.  The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.  The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

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Selling Shares Directly to the Fund

Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next net asset value calculated after the Fund receives your request in proper form.  In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.    The telephone redemption privilege may be modified or terminated without notice.

In-Kind Purchases and Redemptions

Payment for shares of the Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.  If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

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TAX MATTERS

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing and amount of its distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year and calendar year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its distributions will be sufficient to prevent it from being subject to all applicable taxes.  In addition, the Board may elect to pay such income or excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.  If the Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses (which may include REITs), or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a non-deductible 4% excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid.  The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

At February 29, 2008, the Fund had a capital loss carryforward of $975,086 which expires in 2011, available to offset future gains.  During the year ended February 29, 2008, the Fund utilized capital loss carryforwards of $2,575,266.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.  Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder.  In addition, the Fund will be required to withhold a certain percentage (currently 28%) of federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the new account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to back up withholding.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible under current law for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the “dividends received” deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  Availability of the deduction is subject to certain holding period and debt-financing limitations.

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The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns.  The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment.  The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired.  The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules.  Shares of the Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer properly identifies the shares as held for investment.

Redemptions of shares of the Fund will result in gain or loss for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares.  Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period.  All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment.  Foreign taxes may apply to non-U.S. investors.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income, or, in the alternative, may be subject to a U.S. withholding tax at a rate of 35 percent on amounts attributable to dispositions by the Fund of U.S. real property interests (possibly including REIT stock) or to distributions received by the Fund from its REIT holdings.

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The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund.  Paul Hastings has expressed no opinion in respect thereof.  Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income or qualified dividend income.  If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  The maximum capital gains rate for individuals is currently 15% with respect to assets held for more than 12 months.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income, currently 35%.

Any dividend or distribution paid by the Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

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ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures which underscore the Advisor’s concern that all proxy voting decisions be made solely in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Fund.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by that client’s account.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-800-385-7003 and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a shareholder servicing agent (“Shareholder Servicing Agent”) may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Boards of the Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

The Annual Report for the Fund for the fiscal year ended February 29, 2008, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX

Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Corporation: Corporate Bond Ratings

AAA -- This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

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A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-highest quality; Prime 2-higher quality; Prime 3-high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1.  Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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[American Trust
Energy Alternatives Fund logo]

Prospectus

Investor Class Shares

June 30, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

AMERICAN TRUST ENERGY ALTERNATIVES FUND
A series of Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202

American Trust Energy Alternatives Fund (the “Fund”) is a diversified, no-load mutual fund with the investment objective of long-term capital appreciation. The Fund attempts to achieve its objective by investing principally in equity securities.

American Trust Investment Advisors, LLC (the “Advisor”) is the investment advisor to the Fund and is located at One Court Street, Lebanon, New Hampshire 03766-1358.  The Fund is a series of Advisors Series Trust (the “Trust”).  With the exception of the American Trust Allegiance Fund whose shares are sold under a separate prospectus, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series. This Prospectus discusses Investor Class shares of the Fund.

Risk/Return Summary	3
Fund Performance	5
Fees and Expenses	5
Investment Objective, Principal Investment Strategies and Related Risks	6
Portfolio Holdings Information	11
Management of the Fund	12
Shareholder Information	13
How to Purchase Shares of the Fund	14
How to Redeem Your Shares	18
Tools to Combat Frequent Transactions	20
Distributions and Taxes	22
Financial Highlights	24

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference.

The date of this Prospectus is June 30, 2008.

Please find the Fund’s Privacy Notice inside the back cover
of this Prospectus.

2

Risk/Return Summary

What is the Fund’s Investment Objective?

The Fund seeks long-term capital appreciation.

How Does the Fund Seek to Achieve its Investment Objective?

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of:  1) companies involved in the development of, or ownership of, alternative energy sources; 2) companies that supply key parts, materials, services or technologies to those companies that develop or own alternative energy sources; and 3) natural resource or other asset intensive companies (including utilities, energy companies and general industrial companies) whose value could increase with the growing use of alternative energy technologies.  The Fund considers companies that are involved in the development of, or ownership of, alternative energy sources to be alternative energy companies if at least 50% of such companies’ revenues are derived from such activities.  These activities include, but are not limited to, solar, wind, geothermal, hydro, tidal and biofuels power generation or development.

Alternative energy companies are expected to benefit from a transition from traditional hydrocarbon-based energy systems to renewable generation and energy efficiency technologies that promote environmental and economic sustainability.  The Fund invests globally in not only alternative energy companies such as those engaged in solar, wind, geothermal, hydro, tidal, biofuels and other emerging technologies, but also in those industrial and energy-related companies that meaningfully adopt fuel efficiency or conservation efforts that are believed to create a competitive advantage versus peer companies.  Lastly, the Fund invests in resource-related companies or securities whose value is likely to appreciate from increased adoption of sustainable approaches to energy and the environment.

The Fund will primarily be invested in and own shares of companies in these areas, but the Fund may seek to enhance returns through the occasional use of other investment strategies such as the use of commodities futures, options, corporate and convertible debt, warrants, rights, exchange-traded funds and exchange-traded notes.

The Advisor will invest in equity securities of small-, mid- and large-capitalization companies, though alternative energy companies tend to be smaller and younger companies.  The Fund’s assets will be invested in companies domiciled in the U.S. and foreign countries, including emerging markets.

What are the Principal Risks of Investing in the Fund?

There is no assurance that the Fund’s investment objective will be achieved.  Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.  By itself, the Fund is not a complete, balanced investment plan, and the risk exists that you could lose money on your investment in the Fund.  A summary of the principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return is discussed below.  A more detailed description of these and other risks can be found in the section titled, “Investment Objective, Principal Investment Strategies and Related Risks.”

3

•
Alternative Energy Concentration Risk.  Investing a substantial portion (more than 25%) of the Fund’s assets in alternative energy-related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.  Alternative energy stocks might experience weak demand if the price of oil, gas or electricity declines sharply for a period.   In addition, companies involved in alternative energy, including suppliers and related companies who participate indirectly, can similarly be impacted by technological risk and risk of obsolescence, regulatory and legislative developments, commodity price volatility and raw material availability.

•	Emerging Markets Risk. Emerging market countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world.

•
Foreign Securities Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies, as well as, the Advisor’s research, analysis and determination of portfolio securities.

•	Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees (the “Board”) may determine to liquidate the Fund.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•	Small Companies Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger capitalization stocks.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Want exposure to investments in companies engaged in the alternative energy or related fields;
•	Are pursuing a long-term goal such as retirement; and

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•	Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

The Fund may not be appropriate for investors who:

•	Need regular income or stability of principal; or
•	Are pursuing a short-term goal.

Fund Performance

Because the Fund had not yet commenced operations as of the date of this Prospectus, there is no performance information available for the Fund at this time.

Fees and Expenses

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.  There are two types of expenses involved: shareholder transaction fees (such as redemption fees) and annual fund operating expenses (such as management fees).

Shareholder Fees(1) (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees (as a percentage of amount redeemed)(2)	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fee	0.25%
Shareholder Servicing Fee	0.10%
Other Expenses(3)	2.19%
Acquired Fund Fees and Expenses (“AFFE”)(4)	0.04%
Total Annual Fund Operating Expenses	3.58%
Less: Fee Waivers/Expense Reimbursements (5)	1.69%
Net Annual Fund Operating Expenses	1.89%

(1)	Shareholders will be charged a fee by the Fund’s transfer agent for outgoing wire transfers, returned checks and stop payment orders.
(2)
The redemption fee applies only to those shares that have been held for 60 days or less. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(3)	Other Expenses, which will include dividends on short sales (dividends paid to the lenders of borrowed securities), are based on estimates for the current fiscal year.
(4)
AFFE are estimated and are indirect fees that the Fund incurs from investing in the shares of other mutual funds (“Acquired Funds”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Funds.  AFFE are reflected in the Acquired Fund’s net asset value.  Please note that the Total Annual Fund Operating Expenses in the table above will not correlate to the Ratio of Expenses to Average Net Assets which will be found within the “Financial Highlights” section of future prospectuses, which reflects the operating expenses of the Fund and does not include AFFE.

5

(5)
The Advisor has contractually agreed to waive its fees and/or absorb Fund expenses, to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and may be terminated only by the Trust’s Board of Trustees (the “Board” or “Trustees”).  The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund.  The Advisor is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that these expenses will remain the same over the time periods shown.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same as limited by the Expense Cap described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$192	$594

Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective

The Fund seeks long-term capital appreciation.  Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objective can be achieved.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of:  1) companies involved in the development of, or ownership of, alternative energy sources; 2) companies that supply key parts, materials, services or technologies to those companies that develop or own alternative energy sources; and 3) natural resource or other asset intensive companies (including utilities, energy companies and general industrial companies) whose value could increase with growing use of alternative energy technologies.  The Fund considers companies that are involved in the development of, or ownership of, alternative energy sources to be alternative energy companies if at least 50% of such companies’ revenues are derived from such activities.  These activities include, but are not limited to, solar, wind, geothermal, hydro, tidal and biofuels power generation or development.

Alternative energy companies are expected to benefit from a transition from traditional hydrocarbon-based energy systems to renewable generation and energy efficiency technologies that promote environmental and economic sustainability.  The Fund invests globally in not only alternative energy companies such as those engaged in solar, wind, geothermal, hydro, tidal, biofuels and other emerging technologies, but also in those industrial and energy-related companies that meaningfully adopt fuel efficiency or conservation efforts that are believed to create a competitive advantage versus peer companies.  Lastly, the Fund invests in resource-related companies or securities whose value is likely to appreciate from increased adoption of sustainable approaches to energy and the environment.

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The Fund will primarily be invested in and own shares of companies in these areas, but the Fund may seek to enhance returns through the occasional use of other investment strategies such as the use of commodities futures, options, corporate and convertible debt, warrants, rights, exchange-traded funds and exchange-traded notes.

The Advisor selects stocks for the Fund’s portfolio that meet its financial criteria which include anticipated profit growth, returns on capital, balance sheet strength and valuation measures which are expected to provide long-term capital appreciation for investors.

The Advisor will invest in equity securities of small-, mid- and large-capitalization companies, though alternative energy companies tend to be smaller and younger companies.  The Fund’s assets will be invested in companies domiciled in the U.S. and foreign countries, including emerging markets.

The Advisor uses a “bottom-up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market.  There is, of course, no assurance that the Fund’s investment objective will be achieved.  Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

The Advisor will sell a security when the market price is at a meaningful premium to what the Advisor believes to be its intrinsic value and/or when company fundamentals have meaningfully changed.  The Advisor may also sell a security if there is a change in sector or industry allocation.

Other Securities the Fund Might Purchase

Under normal market conditions, the Fund intends to invest in common stocks but may also invest in other equity securities such as preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund may also invest from time to time in the shares of other investment companies, such as exchange-traded funds and money market funds, and in exchange-traded notes.  If the Advisor believes that market conditions warrant a temporary defensive position, the Fund may invest without limit in high quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

If the Fund takes a defensive position, the Fund may not reach its investment objective.  When current market, economic, political or other conditions are unstable and would impair the pursuit of the Fund’s investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash investments or high quality short-term money market instruments.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.  To the extent the Fund uses a money market fund for its cash position, or invests in any other type of investment company, including exchange-traded funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market or other mutual fund’s advisory fees and operational expenses.

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Principal Risks of Investing in the Fund

There is no assurance that the Fund’s investment objective will be achieved.  Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.  By itself, the Fund is not a complete, balanced investment plan, and the risk exists that you could lose money on your investment in the Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return are discussed below.

Commodities Futures Risk.  Compared to real estate (and investments like stocks or bonds) commodity futures are highly volatile. Commodity prices sometimes double or halve in weeks. If the Fund holds long positions when futures prices rise, or short positions when prices fall—it is profitable. However, if the Fund holds long positions when prices fall, or short positions when prices rise—it can suffer significant losses.  There is also the possibility that in especially volatile periods, the Fund can be locked into positions and be prohibited from trading, further escalating the losses suffered during these periods.

Alternative Energy Concentration Risk.  Investing a substantial portion (more than 25%) of the Fund’s assets in alternative energy-related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.  Alternative energy stocks might experience weak demand if the price of oil, gas or electricity declines sharply for a period.  Alternative energy companies tend to be smaller and younger than many companies and therefore, these stocks may be more volatile in nature.  Thus, the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.  In addition, companies involved in alternative energy, including suppliers and related companies who participate indirectly, can similarly be impacted by technological risk and risk of obsolescence, regulatory and legislative developments, commodity price volatility and raw material availability.  Some alternative energy companies are working on technologies that are still immature, and whose economic viability is unproven.  Additionally, some technologies which are currently viable could become obsolete as new technologies emerge.  The viability of some companies’ products and services are dependent on a favorable legislative and regulatory environment; such an environment is inherently subject to change or may not develop as expected.  Commodity prices may have both a direct and indirect impact on the fortunes of some alternative energy and related companies – directly in the form of feedstock prices which could hurt the cost position of some companies, and indirectly as the price of substitutes for alternative energy products and services may influence their relative attractiveness.  Lastly, a short supply of raw materials may hurt production volumes for producers of some alternative energy technologies.  Additional risks, which are common to most industries, include general economic conditions, world events, and market competition.

Convertible Securities Risk.  There are certain risks associated with an investment in a convertible bond such as default risk—that is, the company issuing a convertible security may be unable to repay principal and interest—and interest rate risk—that is, the convertible security may decrease in value if interest rates increase.

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Credit Risk. Credit risk refers to an issuer’s ability to make payments of principal and interest when due. An interruption in the timely payment of principal and interest (such as on a corporate bond) may adversely affect the Fund’s net asset value and ability to pay dividends.

Emerging Markets Risk.  Emerging market countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities:  (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country.  Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities Risk” and may be particularly sensitive to certain economic changes.  For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Exchange-Traded Funds (“ETFs”) Risk. ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of advisory fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Exchange-Traded Notes (“ETNs”) Risk.  ETNs are notes representing unsecured debt of the issuer.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Foreign Securities Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

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Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities may also include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.

Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

Interest Rate Risk. Prices of bonds tend to fall as interest rates rise, and rise as interest rates fall (bonds with longer maturities tend to fluctuate more in price in response to such changes).

Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably and you could lose money.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees (the “Board”) may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

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Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Small Companies Risk.  Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger capitalization stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Warrants Risk. The Fund may invest in warrants.  A warrant gives the holder a right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings will be required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end will be available on the Fund’s website at www.energyalternativesfund.com within five to ten business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting American Trust Energy Alternatives Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, on the Fund’s website at www.energyalternativesfund.com, by calling 1-877-385-NRGY (877-385-6749) and on the SEC’s website at www.sec.gov.

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Management of the Fund

Investment Advisor

The Fund’s investment advisor, American Trust Investment Advisors, LLC, One Court Street, Lebanon, New Hampshire 03766, is dedicated primarily to providing investment management services to the Fund.  The Advisor and its holding company, American Trust Company, provide investment management services to individual and institutional accounts with an aggregate value in excess of $133.3 million as of May 31, 2008.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation, the Fund pays the Advisor a monthly management fee of 1.00% based upon its average daily net assets.

A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory agreement will be included in the Fund’s Semi-Annual Report dated August 31, 2008.

Portfolio Managers

Carey Callaghan and Paul H. Collins are principally responsible for the management of the Fund’s portfolio and have served as co-portfolio managers of the Fund since its inception.  Mr. Callaghan has held the position of Chief Investment Officer at American Trust Company since September 2006.  Prior to joining the Advisor in August 2006, Mr. Callaghan served as both a Senior Research Analyst and a Director of Research in the Investment Research Division of Goldman Sachs from 1995 to 2006.  He graduated from Dartmouth College in 1983 with a major in economics and environmental studies and received an M.B.A. in 1988 from Columbia University.  Mr. Collins has been active in the investment field professionally for over 30 years.  Mr. Collins is President of the Advisor and its holding company and has been managing portfolios of the clients of the holding company since its founding in 1991.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets.  If the Advisor requests, any waiver of advisory fees or reimbursement of expenses made by the Advisor may be recouped from the Fund in subsequent fiscal years.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the limitation on Fund expenses.  The Advisor is permitted to recoup waived fees and/or expense reimbursements made in the prior three fiscal years from the date the fee waivers and/or expense reimbursements were made.  Any such recoupment must be approved by the Board.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

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Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Fund has a shareholder servicing plan. The Fund pays the Advisor, who in turn may pay authorized agents up to 0.10% of the average daily net assets attributable to its shareholders. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Fund on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

While this plan is in effect, the Advisor reports in writing at least quarterly to the Fund’s Board, and the Board reviews the amounts expended under the plan and the purposes for which such expenditures were made.  For purposes of this plan, the Advisor may itself be an authorized agent and thus able to receive compensation for eligible services performed pursuant to the plan.

Shareholder Information

Share Price

Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV per share may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV per share will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

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In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

How to Purchase Shares of the Fund

There are several ways to purchase shares of the Fund. An account application, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “American Trust Energy Alternatives Fund.”

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

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If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-385-NRGY (877-385-6749).

Exchanges between mutual funds advised by the Advisor are not allowed.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-385-NRGY (877-385-6749) if you need assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “American Trust Energy Alternatives Fund”) to:

Regular Mail	Overnight Delivery
American Trust Energy Alternatives Fund	American Trust Energy Alternatives Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

You may Wire Money to the Fund

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

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U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:        American Trust Energy Alternatives Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund, nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire payment in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-385-NRGY (877-385-6749).  Your bank may charge you a fee for sending a wire payment to the Fund.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together, “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Minimum Investments

The minimum initial investment in the Fund is $5,000 for regular accounts and $2,500 for IRAs.  The minimum subsequent investment is $100.  If you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $2,500 and $100, respectively, for regular accounts and $1,500 and $100, respectively, for IRAs.

Subsequent Investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-385-NRGY (877-385-6749).

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When is Money Invested in the Fund?

If received by an authorized agent or Transfer Agent before 4:00 p.m., Eastern time, any money received for investment in the Fund, whether sent by check or by wire, is invested at the NAV per share of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account).  The NAV per share is calculated at the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time.  A check or wire received after the NYSE closes is invested as of the next calculation of the Fund’s NAV per share.

What is the Price of the Fund?

The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Retirement Plans

You may obtain prototype IRA plans from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan

You may make regular monthly investments in the Fund using the Automatic Investment Plan (“AIP”). In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share. There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent five days prior to the date of the next AIP transfer.  Once the initial minimum investment of $2,500 for regular accounts and $1,500 for IRAs is made, the minimum monthly investment amount is $100.  A request to change bank information will require a signature guarantee.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  To establish the AIP, an investor must complete the appropriate sections of the account application form.  For additional information on the AIP, please call the Transfer Agent at 1-877-385-NRGY (877-385-6749).

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How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their next calculated NAV per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding tax.  IRA redemption requests must be made in writing.

Redemptions in Writing

You may redeem up to $100,000 of your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Regular Mail	Overnight Delivery
American Trust Energy Alternatives Fund	American Trust Energy Alternatives Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Redemptions by Telephone

If you complete the Redemption by Telephone portion of the Fund’s account application, you may redeem shares on any business day the NYSE is open by calling the Transfer Agent at 1-877-385-NRGY (877-385-6749) before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in your bank account in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds as requested.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

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You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee of each account owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account; or
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not a signature guarantor.

When are Redemption Payments Made?

No redemption request will be processed until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-877-385-NRGY (877-385-6749) for further information concerning documentation required for redemption of Fund shares.

Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received. Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days.  This delay can be avoided or reduced by investing by wire or ACH to make your purchase.

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Systematic Withdrawals

The Fund offers a Systematic Withdrawal Plan (“SWP”) whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start this SWP, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $50.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your systematic withdrawal plan should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include imposing redemption fees, monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fee
The Fund charges a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Fund may not always be able to track short-term trading effected through financial intermediaries in certain omnibus accounts or retirement plans.  In addition, because the Fund is required to rely on information from a financial intermediary as to the redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder account in accordance with the Fund’s policies.

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Share Price.”

Other Information about Redemptions

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

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The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at any other time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

Taxes

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.  Distributions designated as capital gain dividends are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December but made in January are taxable as if received the prior December.

If you sell shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

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By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Fund.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Service Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

Financial Highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, no financial highlights are available at this time.

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Investment Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, New Hampshire 03766

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-385-NRGY (877-385-6749)

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and request third parties to treat your non-public information with the same degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

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American Trust Energy Alternatives Fund,
a series of Advisors Series Trust

For More Information

The Statement of Additional Information (“SAI”) for the Fund includes additional information about the Fund, which is incorporated by reference into this Prospectus.

The Fund’s Annual and Semi-Annual Reports to shareholders (the “Shareholder Reports”) contain additional information about the Fund’s investments.  The Annual Report includes a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year.

The SAI and shareholder reports are available free of charge upon request or on the Fund’s website at www.energyalternativesfund.com. To request them or other information, or to ask any questions, please call or write:

1-877-385-NRGY (877-385-6749)

American Trust Energy Alternatives Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

The SAI and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Call (202) 551-8090 for information about the Room’s operations.

Reports and other Fund information are also available on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, for duplicating fees, by writing to the SEC’s Public Reference Room at SEC Public Reference Section, Washington, D.C. 20549-0104 or by electronic request to the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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AMERICAN TRUST ENERGY ALTERNATIVES FUND
A Series of Advisors Series Trust

Statement of Additional Information

Dated June 30, 2008

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated June 30, 2008, as may be revised from time to time (the “Prospectus”), of American Trust Energy Alternatives Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  American Trust Investment Advisors, LLC (the “Advisor”) is the investment advisor to the Fund.  A copy of the Prospectus may be obtained from the Fund at 615 East Michigan Street, Milwaukee, Wisconsin 53202, on the Fund’s website at http://www.energyalternativesfund.com or by calling 1-877-385-NRGY (877-385-6749).

A copy of the February 28, 2009, Annual Report when available, may be obtained without charge on the Fund’s website or by calling or writing the Fund as shown above.

The Trust	2
Investment Objective and Policies	2
Management	18
Investment Advisor and Other Services	23
Portfolio Transactions and Brokerage	29
Revenue Sharing Arrangement	30
Portfolio Turnover	30
Determination of Net Asset Value	30
Portfolio Holdings Information	32
Purchase and Redemption of Fund Shares	33
Tax Matters	35
Dividends and Distributions	38
Anti-Money Laundering Program	39
Proxy Voting Policy	39
General Information	40
Financial Statements	42
Appendix	43

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The Fund commenced operations on June 30, 2008.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective is fundamental, which means it can only be changed with shareholder approval.

There is no assurance that the Fund will achieve its investment objective.  The discussion below supplements information contained in the Fund’s Prospectus as to investment policies of the Fund.

Diversification

The Fund is diversified.  This means, among other things, that as to 75% of a Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund’s qualifying as a diversified mutual fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities

The Fund may invest in common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. The Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants.  The Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.  An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small-Capitalization Companies

The Fund may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”).  Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions.  Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investments in small or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Medium- Capitalization Companies

The medium-capitalization companies (“mid-cap companies”) in which the Fund may invest ($1 - $10 billion) may be more vulnerable to adverse business or economic events than larger companies.  Historically, stocks of mid-cap companies have been more volatile than stocks of larger companies and may be considered to be more speculative than investments in larger companies.  Thus, securities of mid-cap companies present greater risks than securities of larger, more established companies.  You should consider that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Foreign Securities

The Fund may invest in securities of non-U.S. issuers (“foreign securities”) that are publicly traded in the United States or on foreign exchanges.  The Fund may also invest in depositary receipts.  The Fund reserves the right to invest up to 80% of its net assets in depositary receipts, dollar-denominated securities, and securities denominated in currencies other than the U.S. dollar.

Depositary Receipts. Depositary Receipts (“DRs”) include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

•
Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain non-U.S. countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many non-U.S. countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

•
Currency Fluctuations.  The Fund will invest in securities denominated in U.S. dollars or foreign currencies.  For this reason, the value of the Fund’s assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar.  Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

•
Legal and Regulatory Matters.  Certain non-U.S. countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

•
Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in non-U.S. companies and countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Short-Term, Temporary, and Cash Investments

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Securities” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Government Obligations

The Fund may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Investment Company Securities

The Fund may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), in pursuit of its investment objective.  For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions.  The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Exchange-Traded Funds.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  Like other investment companies, ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.  An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market prices, which may be more or less than their net asset value.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Exchange-Traded Notes

The Fund may also invest in shares of exchange-traded notes (“ETNs”).  ETNs are a type of unsecured, unsubordinated debt security that combines certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, ETNs are not investment companies and investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.  In recent years, the Internal Revenue Service has issued several private letter rulings in which ETNs that track commodity indices were treated as generating qualifying income for purposes of the annual gross income test applicable to regulated investment companies under Section 851(b)(2) of the Internal Revenue Code of 1986, as amended (the “Code”).  Private letter rulings do not constitute legal precedent and cannot be relied upon by taxpayers other than those who receive the ruling.  The commodity-linked ETNs that were determined to generate qualifying income in these private letter rulings each satisfied the requirements under the Commodities Exchange Act for treatment of a hybrid instrument as predominantly a security.

Options on Securities

Purchasing Put and Call Options.  The Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions, not in excess of 20% of the Fund’s net assets.  The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options).  Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement.  If the Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs.  If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option.  The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price.  The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise.  If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs.  If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profits that the Fund would realize on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased.  The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

Writing Call Options.  The Fund may write covered call options.  A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian).  The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price.  The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period.  If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.”  This is accomplished by buying an option of the same series as the option previously written.  A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both.  Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund.  If the Fund desires to sell a particular security from its portfolios on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option.  The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option.  However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

In addition to covered call options, the Fund may write uncovered (or “naked”) call options on securities, including ETFs, and indices; however, SEC rules require that the Fund segregate assets on its books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.  The Fund will comply with guidelines established by the SEC.  Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets.  As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management of the Fund’s ability to meet redemption requests or other current obligations.

Risks of Investing in Options.  There are several risks associated with transactions in options on securities.  Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.  There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.  In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  The extent to which the Fund may enter into options transactions may be limited by Code requirements for qualification of the Fund as a regulated investment company. See “Dividends and Distributions” and “Tax Mattters.”

Dealer Options.  The Fund may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options.  While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund was to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option.  While the Fund seeks to enter into dealer options only with dealers who agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised.  In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.  With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.  For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option.  This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.  Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities.  If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions.  The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark.  The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain; if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain; if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked-to-market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 5% of the value of its total assets at the time of such borrowings.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lending Portfolio Securities

The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to the Fund.  Any loan might be secured by any one or more of the three types of collateral.  The terms of the Fund’s loans must permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code of 1986, as amended.

Short Sales

The Fund is authorized to make short sales of securities.  In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date.  A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction.  A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested.  If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date.  Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund’s position in any single issuer may not represent more than 10% of such issuer’s voting securities.  The Fund’s investment objective is also fundamental.

In addition, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities)*;

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

*
With respect to the Fund, fundamental Investment Restriction #4 applies, except that, under normal conditions, the Fund will invest more than 25% of its total assets in the securities of issuers in the energy alternatives industry.

The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law; or

2.
Invest in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation allowed under the 1940 Act at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Advisor.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Independent Trustees(1)
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
Walter E. Auch (age 87, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	2	Director, Sound Surgical Technologies, LLC; Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); Trustee, Arena Pharmaceuticals.

Donald E. O’Connor (age 72, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, The Forward Funds (16 portfolios).

George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

Officers
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term sinc September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 61, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Senior Vice President, Investment Company Administration, LLC (May 1997 to July 2001).

Jeanine M. Bajczyk, Esq. (age 43, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund and the American Trust Allegiance Fund (offered in a separate prospectus).  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation

Effective January 1, 2008, the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $44,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation from the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to Trustees[2]
Walter E. Auch, Trustee	$0	None	None	$0
James Clayburn LaForce, Trustee	$0	None	None	$0
Donald E. O’Connor, Trustee	$0	None	None	$0
George J. Rebhan, Trustee	$0	None	None	$0
George T. Wofford, Trustee	$0	None	None	$0
[1]	Estimated for the fiscal year ended February 28, 2009.
[2]	There are currently numerous different portfolios comprising the Trust. For the fiscal year ended February 29, 2008, aggregate Trustees’ fees and expenses for the Trust were $181,015.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (“QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.

The Nominating Committee will review shareholder nominations to fill vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  Messrs. Auch, O’Connor, Rebhan and Wofford comprise the Nominating Committee.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.  The Valuation Committee meets as needed.

Board Interest in the Fund

As of December 31, 2007, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor, as defined below, or any affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

The following table states the dollar range of equity securities of the Fund beneficially owned by the Trustees as of December 31, 2007:

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Walter E. Auch, Independent Trustee	None	None
James Clayburn LaForce, Independent Trustee	None	None
Donald E. O’Connor, Independent Trustee	None	None
George J. Rebhan, Independent Trustee	None	None
George T. Wofford, Independent Trustee	None	$1 - $10,000

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  As of May 31, 2008, the Fund had not yet commenced operations.

Management Ownership Information.  As of May 31, 2008, the Fund had not yet commenced operations.

INVESTMENT ADVISOR AND OTHER SERVICES

Investment Advisor

Subject to the supervision of the Board of Trustees, investment management and related services are provided by American Trust Investment Advisors, LLC (the “Advisor”), One Court Street, Lebanon, New Hampshire 03766, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  The Advisor is wholly owned by its parent company, American Trust Company, a financial services holding company.  Mr. Paul H. Collins is a control person of American Trust Company due to his greater than 75% ownership of the company.

Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund’s and Trust’s governing documents, including, without limitation, the Trust’s Declaration of Trust and Amended and Restated By-Laws; the Fund’s Prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor.  In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund’s assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust’s Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund’s securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust’s Board of Trustees such periodic and special reports as the Board may reasonably request.  The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement.  Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust’s Board of Trustees may desire and reasonably request.  With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund’s Prospectus, Statement of Additional Information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

As compensation for the Advisor’s services, the Fund pays it an advisory fee at the rate specified in the Prospectus. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust’s Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, Prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limit set forth in the Fees and Expenses table of the Prospectus.  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Advisor from the Fund, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only fee reductions and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board of Trustees’ subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

After the initial two years, the Advisory Agreement will  continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days’ written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Trust.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Portfolio Managers

Mr. Carey Callaghan and Mr. Paul H. Collins are the portfolio managers responsible for the day-to-day management of the Fund.  The following tables show the number of other accounts managed by Mr. Callaghan and Mr. Collins as of February 29, 2008, and the total assets in the accounts managed within various categories.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed

Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Carey Callaghan	0	$0	0	$0	130	$110 million
Paul H. Collins	0	$0	0	$0	130	$110 million

Material Conflict of Interest.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, Mr. Callaghan and Mr. Collins will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Callaghan and Mr. Collins.  In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.  Many of the same stocks are held in the Fund and American Trust Company’s client portfolios.  Execution priority on block trades for clients versus the Fund are generally alternated.

Compensation. Mr. Callaghan’s and Mr. Collins’ compensation is made up of a fixed salary, bonus and retirement plan.  There are no performance-based compensation formulas.  Compensation is dependent on the overall level of profitability of the Advisor and American Trust Company.

Securities Owned in the Fund by Portfolio Managers.  As of February 29, 2008, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Carey Callaghan	None	None
Paul H. Collins	None	$100,001 to $500,000

Service Providers

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For its services, USBFS will receive 0.20% of the Fund’s average daily net assets on the first $50 million, 0.15% of the Fund’s average daily net assets on the next $50 million, 0.10% of the Fund’s average daily net assets on the next $50 million, and 0.05% of the Fund’s average daily net assets thereafter.

Custodian and Transfer Agent

U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund.  The Administrator also acts as the Fund’s accountant and transfer and dividend disbursing agent.  The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.  Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, is counsel to the Fund and provides counsel on legal matters relating to the Fund.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  Amounts paid under the Plan by the Fund are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan. The Fund may pay authorized agents up to 0.10% of the average daily net assets attributable to its shareholders. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Fund on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Fund does not monitor the actual services being performed by authorized agents under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Fund and any compensation the authorized agents may receive directly from their clients.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Board.  The Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable price.  In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis.  The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Advisor and the Board may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by the Advisory Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Fund.  The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either.  Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.  The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to the service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus. As of February 29, 2008, the Advisor did not have any revenue sharing arrangements for the Fund.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m. Eastern time) each business day.  The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.  However, the net asset value of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Asset Value	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the “bid” and “asked” prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the “bid” and “asked” prices.  Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end will be available on the Fund’s website at www.energyalternativesfund.com within five to ten business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the SEC.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Fund’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Fund.  No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time.  Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”).  If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price.  Orders paid by check and received after 4:00 p.m., Eastern Time, will be processed on the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares by federal wire or via the Automated Clearing House to avoid any delay in redemption or transfer.  Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 days after the purchase date.  The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.  The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next net asset value calculated after the Fund receives your request in proper form.  In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The telephone redemption privilege may be modified or terminated without notice.

In-Kind Purchases and Redemptions

Payment for shares of the Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.  If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

TAX MATTERS

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing and amount of its distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year and calendar year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its distributions will be sufficient to prevent it from being subject to all applicable taxes.  In addition, the Board may elect to pay such income or excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.  If the Fund does not qualify as a regulated investment company, it will be taxed as a corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a non-deductible 4% excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid.  The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.  Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder.  In addition, the Fund will be required to withhold a certain percentage (currently 28%) of federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the new account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to backup withholding.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible under current law for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the “dividends received” deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns.  The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment.  The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired.  The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules.  Shares of the Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer properly identifies the shares as held for investment.

Redemptions of shares of the Fund will result in gain or loss for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares.  Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period.  All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment.  Foreign taxes may apply to non-U.S. investors.

Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund.  Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.  The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund.  Paul Hastings has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Fund will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income or qualified dividend income.  If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  The maximum capital gains rate for individuals is currently 15% with respect to assets held for more than 12 months.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income, currently 35%.

Any dividend or distribution paid by the Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures which underscore the Advisor’s concern that all proxy voting decisions be made solely in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Fund.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by that client’s account.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-877-385-NRGY (877-385-6749) and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a shareholder servicing agent (“Shareholder Servicing Agent”) may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Boards of the Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

Since the Fund has not yet commenced operations, there are no financial statements available at this time. Shareholders of each Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX

Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Corporation: Corporate Bond Ratings

AAA -- This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-highest quality; Prime 2-higher quality; Prime 3-high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1.  Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

PART C
(The American Trust Funds)

OTHER INFORMATION

Item 23.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (Allegiance Fund) was previously filed with Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A on June 30, 2003, and is incorporated herein by reference.

(1)
Amendment No. 1 to Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 146 to the Registration Statement on Form N-1A on June 28, 2004, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (Energy Alternatives Fund) was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(e)	Distribution Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(i)	Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)	Amendment to Custody Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Amendment to Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(ii)	Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Amendment to Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(iii)	Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Amendment to Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(i)	Opinions of Counsel.

(i)	Opinion of Counsel (Allegiance Fund) was previously filed with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A on June 27, 2000, and is incorporated herein by reference.

(ii)
Opinion of Counsel (Energy Alternatives Fund) was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreements were previously filed with Pre-Effective Amendment No. 2. to the Trust’s Registration Statement on Form N-1A on February 28, 1997 and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 263 to the Registration Statement on Form N-1A on March 7, 2008, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	(i)
Code of Ethics applicable to the Registrant and Advisor was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 18, 2008.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	Jacob Internet Fund, Inc.
AIP Alternative Strategies Funds	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Global Equity Fund, Inc.
Alpine Equity Trust	Julius Baer Investment Funds
Alpine Income Trust	Kensington Funds
Alpine Series Trust	Keystone Mutual Funds
Brandes Investment Trust	Kiewit Investment Fund, LLLP
Brandywine Blue Funds, Inc.	Kirr Marbach Partners Funds, Inc
Brazos Mutual Funds	LKCM Funds
Bridges Investment Fund, Inc.	Masters' Select Funds Trust
Buffalo Balanced Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Buffalo High Yield Fund, Inc.	Monetta Trust
Buffalo Large Cap Fund, Inc.	MP63 Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds

Everest Funds	Prospector Funds, Inc.
Fairholme Funds, Inc.	Prudent Bear Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Quaker Investment Trust
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Fort Pitt Capital Funds	Rockland Funds Trust
Glenmede Fund, Inc.	Summit Mutual Funds, Inc.
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None

Andrew M. Strnad	Secretary	None

Joe D. Redwine	Board Member	Chairman and Chief Executive Officer

Robert Kern	Board Member	None

Eric W. Falkeis	Board Member	None

Susan LaFond	Treasurer	None

Teresa Cowan	Assistant Secretary	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Investment Advisor	American Trust Investment Advisors, LLC One Court Street Lebanon, New Hampshire 03766

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 269 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 269 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on the 25th day of June, 2008.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 269 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Walter E. Auch*	Trustee	June 25, 2008
Walter E. Auch

James Clayburn LaForce*	Trustee	June 25, 2008
James Clayburn LaForce

Donald E. O’Connor*	Trustee	June 25, 2008
Donald E. O’Connor

George J. Rebhan*	Trustee	June 25, 2008
George J. Rebhan

George T. Wofford*	Trustee	June 25, 2008
George T. Wofford

/s/ Joe D. Redwine	Chairman and Chief	June 25, 2008
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	June 25, 2008
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	June 25, 2008
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		June 25, 2008
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j